Schedule of trade receivables by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 3,265	$ 283
UNITED STATES
IfrsStatementLineItems [Line Items]
Trade receivables	154	90
Europe Country [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	338	183
Asia Or Pacific [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,773	$ 10